RISKPRO 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 49.67%
	EQUITY FUNDS - 49.67%
140,495	JPMorgan Diversified Return Emerging Markets Equity ETF	$7,685,077
265,370	JPMorgan Diversified Return International Equity ETF	14,064,610
154,742	JPMorgan Diversified Return US Equity ETF	11,726,349
53,906	JPMorgan Diversified Return US Mid Cap Equity ETF	3,627,841
58,373	JPMorgan Diversified Return US Small Cap Equity ETF	1,820,070
91,960	JPMorgan US Momentum Factor ETF +	2,694,428
101,109	JPMorgan US Value Factor ETF	2,730,216
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,872,277)	44,348,591

	MUTUAL FUNDS - 46.39%
	EQUITY FUNDS - 46.39%
143,645	JPMorgan Equity Index Fund - Institutional Class	6,551,659
352,645	JPMorgan International Research Enhanced Equity Fund - Institutional Class	6,160,708
274,375	JPMorgan Large Cap Growth Fund - Institutional Class	11,858,471
856,591	JPMorgan Large Cap Value Fund - Institutional Class	11,992,267
333,923	JPMorgan Realty Income Fund - Institutional Class	4,865,256
	TOTAL MUTUAL FUNDS (Cost - $39,080,052)	41,428,361

	SHORT-TERM INVESTMENT - 4.11%
	MONEY MARKET FUND - 4.11%
3,671,202	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	3,671,202
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,671,202)

	TOTAL INVESTMENTS - 100.17% (Cost - $84,623,531)	$89,448,154
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(153,409)
	TOTAL NET ASSETS - 100.00%	$89,294,745

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

+	Affiliated Company - RiskPro 30+ Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

RISKPRO AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 33.15%
	EQUITY FUNDS - 33.15%
267,291	iShares Core S&P Total US Stock Market ETF	$18,036,797
169,925	iShares Core US REIT ETF	8,943,153
145,254	Vanguard FTSE All World ex-US Small-Cap ETF	14,959,709
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,041,147)	41,939,659

	MUTUAL FUNDS - 66.35%
	EQUITY FUNDS - 66.35%
1,100,945	SA Emerging Markets Value Fund - Select Class +	10,392,920
2,333,503	SA International Value Fund - Select Class	24,758,462
803,605	SA US Small Company Fund - Select Class	20,700,853
1,628,536	SA US Value Fund - Select Class	28,108,533
	TOTAL MUTUAL FUNDS (Cost - $92,620,700)	83,960,768

	SHORT-TERM INVESTMENT - 0.64%
	MONEY MARKET FUND - 0.64%
811,362	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	811,362
	TOTAL SHORT-TERM INVESTMENT (Cost - $811,362)

	TOTAL INVESTMENTS - 100.14% (Cost - $134,473,209)	$126,711,789
	OTHER ASSETS AND LIABILITIES - NET - (0.14)%	(174,020)
	TOTAL NET ASSETS - 100.00%	$126,537,769

ETF - Exchange Traded Fund

+	Affiliated Company - RiskPro Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 98.47%
	ALTERNATIVE FUNDS - 58.96%
1,312,825	PIMCO Dynamic Bond Fund - Institutional Class	$14,217,891
1,281,803	PIMCO EqS Long/Short Fund - Institutional Class	14,176,744
1,392,563	PIMCO RAE Worldwide Long/Short Plus Fund - Institutional Class	14,134,513
		42,529,148
	DEBT FUNDS - 39.51%
1,415,910	PIMCO Credit Opportunities Bond Fund - Institutional Class	14,215,739
1,306,761	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	14,282,903
		28,498,642

	TOTAL MUTUAL FUNDS (Cost - $72,043,791)	71,027,790

	SHORT-TERM INVESTMENT - 1.56%
	MONEY MARKET FUND - 1.56%
1,122,556	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	1,122,556
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,122,556)

	TOTAL INVESTMENTS - 100.03% (Cost - $73,166,347)	$72,150,346
	OTHER ASSETS AND LIABILITIES - NET - (0.03)%	(20,795)
	TOTAL NET ASSETS - 100.00%	$72,129,551

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 97.57%
	ALTERNATIVE FUND - 5.87%
400,868	PIMCO Dynamic Bond Fund - Institutional Class	$4,341,405

	DEBT FUNDS - 91.70%
629,884	PIMCO Diversified Income Fund - Institutional Class	7,029,507
326,214	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	3,660,116
340,705	PIMCO Investment Grade Credit Bond Fund - Institutional Class	3,642,132
1,606,130	PIMCO Low Duration Income Fund - Institutional Class	13,893,023
532,312	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	5,818,173
586,688	PIMCO Real Return Fund - Institutional Class	6,523,974
2,646,055	PIMCO Total Return Fund - Institutional Class	27,307,289
		67,874,214

	TOTAL MUTUAL FUNDS (Cost - $70,656,806)	72,215,619

	SHORT-TERM INVESTMENT - 2.28%
	MONEY MARKET FUND - 2.28%
1,687,392	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	1,687,392
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,687,392)

	TOTAL INVESTMENTS - 99.85% (Cost - $72,344,198)	$73,903,011
	OTHER ASSETS AND LIABILITIES - NET - 0.15%	111,180
	TOTAL NET ASSETS - 100.00%	$74,014,191

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 24.61%
	EQUITY FUNDS - 24.61%
799,999	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$18,700,217
310,950	PIMCO RAFI Dynamic Multi-Factor International Equity ETF +	7,542,901
733,758	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF +	21,618,785
	TOTAL EXCHANGE TRADED FUNDS (Cost - $47,290,163)	47,861,903

	MUTUAL FUNDS - 74.92%
	ALTERNATIVE FUND - 1.99%
356,882	PIMCO Dynamic Bond Fund - Institutional Class	3,865,037

	DEBT FUNDS - 37.81%
696,440	PIMCO Diversified Income Fund - Institutional Class	7,772,271
348,537	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	3,910,580
1,790,601	PIMCO Low Duration Income Fund - Institutional Class	15,488,700
710,492	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,765,682
696,431	PIMCO Real Return Fund - Institutional Class	7,744,316
2,989,226	PIMCO Total Return Fund - Institutional Class	30,848,809
		73,530,358
	EQUITY FUNDS - 35.12%
1,797,420	PIMCO RAE International Fund - Institutional Class	17,093,461
2,985,452	PIMCO RAE U.S. Fund - Institutional Class	33,437,064
432,448	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	3,978,521
1,721,037	PIMCO StocksPLUS International Fund U.S. Dollar Hedged - Institutional Class	13,802,714
		68,311,760

	TOTAL MUTUAL FUNDS (Cost - $146,701,970)	145,707,155

	SHORT-TERM INVESTMENT - 0.50%
	MONEY MARKET FUND - 0.50%
976,442	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	976,442
	TOTAL SHORT-TERM INVESTMENT (Cost - $976,442)

	TOTAL INVESTMENTS - 100.03% (Cost - $194,968,575)	$194,545,500
	OTHER ASSETS AND LIABILITIES - NET - (0.03)%	(64,961)
	TOTAL NET ASSETS - 100.00%	$194,480,539

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

+	Affiliated Company - RiskPro Dynamic 15-25 Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

RISKPRO DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 43.59%
	DEBT FUNDS - 4.51%
109,107	JPMorgan Disciplined High Yield ETF	$5,573,186
22,320	JPMorgan USD Emerging Markets Sovereign Bond ETF	1,119,263
		6,692,449
	EQUITY FUNDS - 39.08%
119,634	JPMorgan Diversified Return Emerging Markets Equity ETF	6,543,980
357,004	JPMorgan Diversified Return International Equity ETF	18,921,212
187,280	JPMorgan Diversified Return U.S. Equity ETF	14,192,078
61,293	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,124,982
24,159	JPMorgan Diversified Return U.S. Small Cap Equity ETF	753,278
203,025	JPMorgan U.S. Momentum Factor ETF +	5,948,633
279,071	JPMorgan U.S. Value Factor ETF +	7,535,670
		58,019,833

	TOTAL EXCHANGE TRADED FUNDS (Cost - $61,651,512)	64,712,282

	MUTUAL FUNDS - 55.98%
	DEBT FUNDS - 37.20%
2,976,649	JPMorgan Core Bond Fund - Institutional Class	35,094,690
2,396,019	JPMorgan Core Plus Bond Fund - Institutional Class	20,126,561
		55,221,251
	EQUITY FUNDS - 18.78%
172,214	JPMorgan Equity Index Fund - Institutional Class	7,854,702
188,565	JPMorgan Large Cap Growth Fund - Institutional Class	8,149,780
481,751	JPMorgan Large Cap Value Fund - Institutional Class	6,744,514
351,841	JPMorgan Realty Income Fund - Institutional Class	5,126,317
		27,875,313

	TOTAL MUTUAL FUNDS (Cost - $79,514,176)	83,096,564

	SHORT-TERM INVESTMENTS - 0.59%
	MONEY MARKET FUNDS - 0.59%
747,262	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	747,262
135,457	Rydex Series U.S. Government Money Market Fund - Retail Class, 1.38%*	135,457
	TOTAL SHORT-TERM INVESTMENTS (Cost - $882,719)	882,719

	TOTAL INVESTMENTS - 100.16% (Cost - $142,048,407)	$148,691,565
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(232,135)
	TOTAL NET ASSETS - 100.00%	$148,459,430

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

+	Affiliated Company - RiskPro Dynamic 20-30 Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

RISKPRO PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.51%
	ALTERNATIVE FUND - 34.94%
1,458,148	BNY Mellon Global Real Return Fund - Institutional Class	$22,251,341

	DEBT FUNDS - 62.52%
3,543,482	BNY Mellon Core Plus Fund - Class I +^	36,675,035
267,811	BNY Mellon Floating Rate Income Fund - Retail Class	3,141,428
		39,816,463
	EQUITY FUND - 2.05%
44,339	BNY Mellon Natural Resources Fund - Institutional Class	1,307,993

	TOTAL MUTUAL FUNDS (Cost - $60,373,916)	63,375,797

	SHORT-TERM INVESTMENT - 0.53%
	MONEY MARKET FUND - 0.53%
338,412	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	338,412
	TOTAL SHORT-TERM INVESTMENT (Cost - $338,412)

	TOTAL INVESTMENTS - 100.04% (Cost - $60,712,328)	$63,714,209
	OTHER ASSETS AND LIABILITIES - NET - (0.04)%	(23,841)
	TOTAL NET ASSETS - 100.00%	$63,690,368

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

+	Affiliated Company - RiskPro PFG 0-15 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

^	Non-income producing security.

RISKPRO PFG 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 16.41%
	COMMODITY FUND - 4.13%
151,959	iShares Commodities Select Strategy ETF	$4,940,187

	EQUITY FUNDS - 12.28%
68,524	Schwab International Small-Cap Equity ETF	2,190,027
62,132	SPDR Portfolio Emerging Markets ETF	2,184,561
87,475	Vanguard Global ex-U.S. Real Estate ETF	5,054,306
14,301	Vanguard Small-Cap Growth ETF	2,709,753
19,511	Vanguard Small-Cap Value ETF	2,566,087
		14,704,734

	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,879,947)	19,644,921

	MUTUAL FUNDS - 82.98%
	EQUITY FUNDS - 82.98%
135,519	MFS Growth Fund - Retail Class	16,285,353
365,945	MFS Institutional International Equity Fund - Institutional Class	9,499,930
276,021	MFS International Growth Fund - Retail Class	9,464,758
68,163	MFS International New Discovery Fund - Retail Class	2,283,447
581,924	MFS Mid Cap Growth Fund - Institutional Class	12,616,111
514,437	MFS Mid Cap Value Fund - Institutional Class	12,351,632
256,675	MFS Research Fund - Retail Class	11,434,852
522,868	MFS Research International Fund - Retail Class	9,416,858
380,107	MFS Value Fund - Retail Class	16,010,104
	TOTAL MUTUAL FUNDS (Cost - $93,786,163)	99,363,045

	SHORT-TERM INVESTMENT - 0.77%
	MONEY MARKET FUND - 0.77%
923,534	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	923,534
	TOTAL SHORT-TERM INVESTMENT (Cost - $923,534)

	TOTAL INVESTMENTS - 100.16% (Cost - $113,589,644)	$119,931,500
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(187,856)
	TOTAL NET ASSETS - 100.00%	$119,743,644

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.87%
	EQUITY FUNDS - 99.87%
264,331	Fidelity 500 Index Fund - Institutional Class	$27,400,527
2,441,096	Fidelity Emerging Markets Index Fund - Institutional Class	25,192,113
886,807	Fidelity International Index Fund - Institutional Class	35,995,515
907,995	Fidelity Mid Cap Index Fund - Institutional Class	20,747,682
3,908,852	Wilshire International Equity Fund - Institutional Class +	40,456,616
340,029	Wilshire Large Company Growth Portfolio - Institutional Class +	15,070,082
1,379,936	Wilshire Large Company Value Portfolio - Institutional Class +	27,115,733
379,194	Wilshire Small Company Growth Portfolio - Institutional Class +	11,144,507
496,226	Wilshire Small Company Value Portfolio - Institutional Class +	10,569,610
	TOTAL MUTUAL FUNDS (Cost - $215,650,564)	213,692,385

	SHORT-TERM INVESTMENT - 0.28%
	MONEY MARKET FUND - 0.28%
599,338	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	599,338
	TOTAL SHORT-TERM INVESTMENT (Cost - $599,338)

	TOTAL INVESTMENTS - 100.15% (Cost - $216,249,902)	$214,291,723
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(318,852)
	TOTAL NET ASSETS - 100.00%	$213,972,871

+	Affiliated Company - RiskPro PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 47.42%
	DEBT FUNDS - 8.86%
176,008	iShares 1-3 Year Treasury Bond ETF	$14,884,997
168,185	iShares Short Treasury Bond ETF	18,604,625
		33,489,622
	EQUITY FUNDS - 38.56%
139,432	Health Care Select Sector SPDR Fund	12,707,832
118,649	Invesco QQQ Trust Series 1	22,673,824
242,619	iShares Core S&P Mid-Cap ETF	47,616,405
311,356	iShares Core S&P Small-Cap ETF	24,662,509
139,900	Vanguard S&P 500 ETF	38,203,892
		145,864,462

	TOTAL EXCHANGE TRADED FUNDS (Cost - $173,218,167)	179,354,084

	MUTUAL FUNDS - 52.07%
	ASSET ALLOCATION FUNDS - 27.45%
1,499,312	American Balanced Fund - Retail Class	41,231,081
812,026	BlackRock Balanced Capital Fund, Inc. - Institutional Class	18,903,973
1,842,726	Fidelity Balanced Fund - Retail Class	43,709,471
		103,844,525
	DEBT FUNDS - 12.23%
846,245	Guggenheim Total Return Bond Fund - Institutional Class	22,967,092
2,217,463	Semper MBS Total Return Fund - Institutional Class	23,283,365
		46,250,457
	EQUITY FUNDS - 12.39%
1,248,315	AQR Large Cap Defensive Style Fund - Institutional Class	28,099,562
1,424,023	GuideStone Defensive Market Strategies Fund - Investor Class ^	18,782,860
		46,882,422
	TOTAL MUTUAL FUNDS (Cost - $192,368,079)	196,977,404

	SHORT-TERM INVESTMENT - 0.63%
	MONEY MARKET FUND - 0.63%
2,365,893	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	2,365,893
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,365,893)

	TOTAL INVESTMENTS - 100.12% (Cost - $367,952,139)	$378,697,381
	OTHER ASSETS AND LIABILITIES - NET - (0.12)%	(455,158)
	TOTAL NET ASSETS - 100.00%	$378,242,223

ETF - Exchange Traded Fund

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 79.35%
	DEBT FUND - 4.17%
154,572	iShares Short Treasury Bond ETF	$17,098,755

	EQUITY FUNDS - 75.18%
82,068	First Trust Dow Jones Internet Index Fund ^	11,991,776
219,099	Health Care Select Sector SPDR Fund	19,968,683
85,011	Invesco QQQ Trust Series 1	16,245,602
326,329	iShares Core S&P Mid-Cap ETF	64,045,329
580,430	iShares Core S&P Small-Cap ETF	45,975,860
665,630	iShares Edge MSCI Min Vol USA ETF	41,774,939
205,156	iShares Exponential Technologies ETF	7,941,589
249,561	iShares Russell 1000 ETF	41,289,867
353,029	iShares Russell Top 200 Growth ETF	30,886,507
509,833	iShares Russell Top 200 Value ETF +	27,974,537
		308,094,689

	TOTAL EXCHANGE TRADED FUNDS (Cost - $302,452,032)	325,193,444

	MUTUAL FUNDS - 20.33%
	EQUITY FUNDS - 20.33%
833,408	Akre Focus Fund - Institutional Class	37,503,353
2,919,596	DoubleLine Shiller Enhanced CAPE/USA - Institutional Class	45,808,461
	TOTAL MUTUAL FUNDS (Cost - $74,481,943)	83,311,814

	SHORT-TERM INVESTMENT - 0.45%
	MONEY MARKET FUND - 0.45%
1,829,366	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	1,829,366
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,829,366)

	TOTAL INVESTMENTS - 100.13% (Cost - $378,763,341)	$410,334,624
	OTHER ASSETS AND LIABILITIES - NET - (0.13)%	(527,653)
	TOTAL NET ASSETS - 100.00%	$409,806,971

ETF - Exchange Traded Fund

^	Non-income producing security.

+	Affiliated Company - RiskPro PFG Equity 30+ Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 67.39%
	DEBT FUND - 4.53%
52,182	iShares Short Treasury Bond ETF	$5,772,373

	EQUITY FUNDS - 62.86%
66,659	Health Care Select Sector SPDR Fund	6,075,301
75,269	Invesco QQQ Trust Series 1	14,383,906
74,206	iShares Core MSCI EAFE ETF	4,479,816
239,467	iShares Core MSCI Emerging Markets ETF	12,016,454
92,049	iShares Core S&P Mid-Cap ETF	18,065,537
127,918	iShares Core S&P Small-Cap ETF	10,132,385
187,222	iShares MSCI Pacific ex Japan ETF	8,694,590
169,551	iShares MSCI Switzerland ETF	6,302,210
		80,150,199

	TOTAL EXCHANGE TRADED FUNDS (Cost - $84,939,222)	85,922,572

	MUTUAL FUNDS - 32.12%
	EQUITY FUNDS - 32.12%
684,419	AQR Large Cap Defensive Style Fund - Institutional Class	15,406,265
1,103,304	PIMCO StocksPLUS International Fund Unhedged - Institutional Class	6,310,901
775,074	PIMCO StocksPLUS International Fund U.S. Dollar Hedged - Institutional Class	6,216,092
309,777	T Rowe Price Global Stock Fund - Class I	13,023,037
	TOTAL MUTUAL FUNDS (Cost - $38,676,162)	40,956,295

	SHORT-TERM INVESTMENT - 0.65%
	MONEY MARKET FUND - 0.65%
821,981	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	821,981
	TOTAL SHORT-TERM INVESTMENT (Cost - $821,981)

	TOTAL INVESTMENTS - 100.16% (Cost - $124,437,365)	$127,700,848
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(199,477)
	TOTAL NET ASSETS - 100.00%	$127,501,371

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RISKPRO TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.76%
	ALTERNATIVE FUND - 10.06%
955,225	Meeder Spectrum Fund - Institutional Class +	$11,137,920

	ASSET ALLOCATION FUNDS - 61.63%
4,665,571	Meeder Balanced Fund - Institutional Class +^	55,426,984
559,512	Meeder Conservative Allocation Fund - Institutional Class +^	12,790,451
		68,217,435
	EQUITY FUNDS - 28.07%
1,237,669	Meeder Moderate Allocation Fund - Institutional Class +^	14,319,828
2,187,048	Meeder Muirfield Fund - Institutional Class	16,752,790
		31,072,618

	TOTAL MUTUAL FUNDS (Cost - $109,214,513)	110,427,973

	SHORT-TERM INVESTMENT - 0.38%
	MONEY MARKET FUND - 0.38%
419,900	Milestone Treasury Obligations Portfolio - Institutional Class, 2.21%*	419,900
	TOTAL SHORT-TERM INVESTMENT (Cost - $419,900)

	TOTAL INVESTMENTS - 100.14% (Cost - $109,634,413)	$110,847,873
	OTHER ASSETS AND LIABILITIES - NET - (0.14)%	(156,949)
	TOTAL NET ASSETS - 100.00%	$110,690,924

+	Affiliated Company - RiskPro Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

*	Money market fund; interest rate reflects seven day effective yield on July 31, 2019.

RiskPro Funds

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Funds’ assets and liabilities measured at fair value:

RiskPro 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,348,591	$—	$—	$44,348,591
Mutual Funds	41,428,361	—	—	41,428,361
Short-Term Investment	3,671,202	—	—	3,671,202
Total	$89,448,154	$—	$—	$89,448,154

RiskPro Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,939,659	$—	$—	$41,939,659
Mutual Funds	83,960,768	—	—	83,960,768
Short-Term Investment	811,362	—	—	811,362
Total	$126,711,789	$—	$—	$126,711,789

RiskPro Alternative 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$71,027,790	$—	$—	$71,027,790
Short-Term Investment	1,122,556	—	—	1,122,556
Total	$72,150,346	$—	$—	$72,150,346

RiskPro Dynamic 0-10 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$72,215,619	$—	$—	$72,215,619
Short-Term Investment	1,687,392	—	—	1,687,392
Total	$73,903,011	$—	$—	$73,903,011

RiskPro Dynamic 15-25 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,861,903	$—	$—	$47,861,903
Mutual Funds	145,707,155	—	—	145,707,155
Short-Term Investment	976,442	—	—	976,442
Total	$194,545,500	$—	$—	$194,545,500

RiskPro Dynamic 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$64,712,282	$—	$—	$64,712,282
Mutual Funds	83,096,564	—	—	83,096,564
Short-Term Investments	882,719	—	—	882,719
Total	$148,691,565	$—	$—	$148,691,565

RiskPro PFG 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$63,375,797	$—	$—	$63,375,797
Short-Term Investment	338,412	—	—	338,412
Total	$63,714,209	$—	$—	$63,714,209

RiskPro PFG 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,644,921	$—	$—	$19,644,921
Mutual Funds	99,363,045	—	—	99,363,045
Short-Term Investment	923,534	—	—	923,534
Total	$119,931,500	$—	$—	$119,931,500

RiskPro PFG Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$213,692,385	$—	$—	$213,692,385
Short-Term Investment	599,338	—	—	599,338
Total	$214,291,723	$—	$—	$214,291,723

RiskPro PFG Balanced 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$179,354,084	$—	$—	$179,354,084
Mutual Funds	178,194,544	18,782,860	—	196,977,404
Short-Term Investment	2,365,893	—	—	2,365,893
Total	$359,914,521	$18,782,860	$—	$378,697,381

RiskPro PFG Equity 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$325,193,444	$—	$—	$325,193,444
Mutual Funds	83,311,814	—	—	83,311,814
Short-Term Investment	1,829,366	—	—	1,829,366
Total	$410,334,624	$—	$—	$410,334,624

RiskPro PFG Global 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$85,922,572	$—	$—	$85,922,572
Mutual Funds	40,956,295	—	—	40,956,295
Short-Term Investment	821,981	—	—	821,981
Total	$127,700,848	$—	$—	$127,700,848

RiskPro Tactical 0-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,890,710	$82,537,263	$—	$110,427,973
Short-Term Investment	419,900	—	—	419,900
Total	$28,310,610	$82,537,263	$—	$110,847,873

*	Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RiskPro 30+ Fund	$84,647,421	$4,800,733	$—	$4,800,733
RiskPro Aggressive 30+ Fund	134,686,230	685,492	(8,659,933)	(7,974,441)
RiskPro Alternative 0-15 Fund	73,330,336	—	(1,179,990)	(1,179,990)
RiskPro Dynamic 0-10 Fund	72,772,280	1,140,167	(9,436)	1,130,731
RiskPro Dynamic 15-25 Fund	195,816,496	2,231,404	(3,502,400)	(1,270,996)
RiskPro Dynamic 20-30 Fund	142,054,069	6,637,496	—	6,637,496
RiskPro PFG 0-15 Fund	60,734,005	2,987,510	(7,306)	2,980,204
RiskPro PFG 30+ Fund	113,855,524	7,199,201	(1,123,225)	6,075,976
RiskPro PFG Aggressive 30+ Fund	216,872,420	4,885,084	(7,465,781)	(2,580,697)
RiskPro PFG Balanced 20-30 Fund	368,340,601	11,431,457	(1,074,677)	10,356,780
RiskPro PFG Equity 30+ Fund	379,126,397	31,208,227	—	31,208,227
RiskPro PFG Global 30+ Fund	124,439,970	4,308,626	(1,047,748)	3,260,878
RiskPro Tactical 0-30 Fund	109,821,487	1,041,470	(15,084)	1,026,386